PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2015
PREMISES AND EQUIPMENT
Schedule of premises and equipment

	2015	2014

Land	$5,578,914	$5,578,914
Office buildings and improvements	17,253,597	16,608,242
Furniture and equipment	15,545,092	13,914,587

	38,377,603	36,101,743
Less accumulated depreciation	(20,787,838)	(18,842,392)

Total	$17,589,765	$17,259,351

Schedule of future minimum rental commitments under non-cancelable leases
Due in years ending September 30,
2016	$1,781,976
2017	1,492,923
2018	1,083,991
2019	838,385
2020	341,782
Thereafter	268,262

Total	$5,807,319